Restructuring (Details) (USD $)	12 Months Ended		3 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Cost of Sales [Member]	Dec. 31, 2011 General, Administrative, Integration, and Other [Member]	Dec. 31, 2011 Employee Severance [Member]	Dec. 31, 2012 Employee Severance [Member]	Dec. 31, 2012 Contract Termination [Member]	Dec. 31, 2011 Contract Termination [Member]	Dec. 31, 2012 Facility Closing [Member]	Dec. 31, 2011 Facility Closing [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	$ 41,000,000	$ 74,900,000	$ 5,500,000	$ 69,400,000	$ 20,100,000	$ 5,500,000	$ 18,800,000	$ 12,700,000	$ 3,100,000
Tangible Asset Impairment Charges	11,600,000	1,800,000
Impairment of Intangible Assets (Excluding Goodwill)	2,000,000	40,300,000
Restructuring Reserve	$ 4,924,000	$ 26,909,000							$ 2,466,000	$ 443,000